LOOMIS SAYLES FUNDS I:
                     LOOMIS SAYLES BENCHMARK CORE BOND FUND
                             LOOMIS SAYLES BOND FUND
                         LOOMIS SAYLES GLOBAL BOND FUND
                                  (THE "FUNDS")

Supplement dated June 24, 2004 to the Loomis Sayles Funds I Income Funds Prospectus, dated February 1, 2004, as may be supplemented from time to time

On June 4, 2004, the Board of Trustees (the "Trustees") of Loomis Sayles Funds approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the total annual fund operating expenses of the Loomis Sayles Global Bond Fund to 0.75% and 1.00% of the average net assets of the Fund's Institutional shares and Retail shares, respectively, effective from July 1, 2004 through January 31, 2005. The Board also approved the use of futures as one of the principal investment strategies for each of the Funds and the use of mortgage dollar rolls as one of the principal investment strategies for Loomis Sayles Benchmark Core Bond Fund.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING TEXT REPLACES THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" WITH RESPECT TO THE LOOMIS SAYLES BENCHMARK CORE BOND FUND.

The Fund may also invest in U.S. Government securities, mortgage-backed securities including mortgage dollar rolls, asset-backed securities, real estate investment trusts, collateralized mortgage obligations, and Rule 144A securities. The Fund may engage in futures transactions.

WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING IS ADDED UNDER "PRINCIPAL RISKS" WITH RESPECT TO THE LOOMIS SAYLES BENCHMARK CORE BOND FUND AND LOOMIS SAYLES GLOBAL BOND FUND.

o derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.

o mortgage-backed securities risk - the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.


WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING IS ADDED UNDER "PRINCIPAL RISKS" WITH RESPECT TO THE LOOMIS SAYLES BOND FUND.

o mortgage-backed securities risk - the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

WITHIN THE SECTION ENTITLED "MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS" THE FOLLOWING TEXT IS ADDED.

MORTGAGE DOLLAR ROLLS

The Loomis Sayles Benchmark Core Bond Fund may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

WITHIN THE SECTION ENTITLED "EXPENSES OF THE FUNDS" THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO LOOMIS SAYLES BENCHMARK CORE BOND FUND, LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
                                                                               TOTAL ANNUAL
                                                 DISTRIBUTION                      FUND
                                   MANAGE-MENT      (12B-1)         OTHER       OPERATING      FEE WAIVER/
FUND/CLASS                            FEES           FEES         EXPENSES       EXPENSES     REIMBURSE-MENT  NET EXPENSES
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
LOOMIS SAYLES BENCHMARK CORE
BOND FUND1
   Institutional Class                0.30%          0.00%          0.78%         1.08%           0.63%          0.45%
   Retail Class                       0.30%          0.25%         40.63%         41.18%         40.48%          0.70%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
LOOMIS SAYLES BOND FUND2
   Institutional Class                0.60%          0.00%          0.18%         0.78%           0.03%          0.75%
   Retail Class                       0.60%          0.25%          0.22%         1.07%           0.07%          1.00%
   Admin Class                        0.60%          0.25%         0.55%+         1.40%           0.15%          1.25%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------
LOOMIS SAYLES GLOBAL BOND FUND3
   Institutional Class                0.60%          0.00%          0.34%         0.94%          0.19%*          0.75%*
   Retail Class                       0.60%          0.25%          0.36%         1.21%          0.21%*          1.00%*
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ---------------

* Expense information in the table has been restated to reflect current fees and expenses.

+ Other expenses include an administrative fees of 0.25% for Admin Class shares.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.45% and 0.70% of the Fund's average daily net assets for Institutional shares and Retail shares, respectively. This undertaking is in effect through January 31, 2005 and will be reevaluated on an annual basis.

2 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.75%, 1.00% and 1.25% of the Fund's average daily net assets for Institutional shares, Retail shares and Admin shares, respectively. This undertaking is in effect through January 31, 2005 and will be reevaluated on an annual basis.

3 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.75% and 1.00% of the Fund's average daily net assets for Institutional shares and Retail shares, respectively, effective July 1, 2004. This undertaking is in effect through January 31, 2005 and will be reevaluated on an annual basis.

EXAMPLE

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND/CLASS                                             1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES GLOBAL BOND FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Institutional Class                                      $85          $289           $509          $1,145
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Retail Class                                            $111          $372           $653          $1,456
---------------------------------------------------- ------------ -------------- -------------- -------------

* The example is based on the Net Expenses for seven months of the 1-year period and Total Annual Fund Operating Expenses for the remaining five months of the 1-year period. The example is based on the Total Annual Fund Operating Expenses for all other periods.

                                                                   M-LSSP06-0604

                             LOOMIS SAYLES FUNDS I:
                    LOOMIS SAYLES CORE PLUS FIXED INCOME FUND
                         LOOMIS SAYLES FIXED INCOME FUND
                  LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
              LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
                LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
                  LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
                                  (THE "FUNDS")

Supplement dated June 24, 2004 to the Loomis Sayles Funds I Institutional Funds Prospectus, dated February 1, 2004, as may be supplemented from time to time

On June 4, 2004, the Board of Trustees (the "Trustees") of Loomis Sayles Funds approved the use of futures as one of the principal investment strategies for each of the Funds. The Trustees also approved the use mortgage dollar rolls as one of the principal investment strategies for Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING TEXT IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" WITH RESPECT TO LOOMIS SAYLES CORE PLUS FIXED INCOME FUND, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND, LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND AND LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND.

The Fund may engage in futures transactions.

WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING TEXT IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" WITH RESPECT TO LOOMIS SAYLES CORE PLUS FIXED INCOME FUND, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND, LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND AND LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND.

The Fund may also invest in mortgage-related securities, including mortgage dollar rolls.

WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING IS ADDED UNDER "PRINCIPAL RISKS" WITH RESPECT TO LOOMIS SAYLES CORE PLUS FIXED INCOME FUND AND LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND.

o derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.

WITHIN THE SECTION ENTITLED "RISK/RETURN SUMMARY" THE FOLLOWING IS ADDED UNDER "PRINCIPAL RISKS" WITH RESPECT TO LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND AND LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND.

o derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.

o mortgage-backed securities risk - the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

WITHIN THE SECTION ENTITLED "MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS" THE FOLLOWING TEXT IS ADDED.

MORTGAGE DOLLAR ROLLS

The Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by the Funds and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Funds are required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

                                                                   M-LSSP08-0604